Summary Prospectus April 10, 2017, as supplemented
Virtus Duff  & Phelps Global Real Estate Securities Fund
A: VGSAX	C: VGSCX	I: VGISX	R6: VRGEX	T: VTGRX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at virtus.com/products/prospectuses.
You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.
The fund’s prospectus and SAI, both dated April 10, 2017, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective
The fund has a primary investment objective of long-term capital appreciation with a secondary investment objective of income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 202 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 107 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6		Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		Non	e	Non	e	Non	e	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	Non	e	1.00	%(a)	Non	e	Non	e	Non	e
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I		Class R6		Class T
Management Fees	0.85%	0.85%	0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) fees	0.25%	1.00%	Non	e	Non	e	0.25%
Other Expenses	0.43%	0.43%	0.43%		0.32	%(b)	0.43	%(b)
Total Annual Fund Operating Expenses	1.53%	2.28%	1.28%		1.17%		1.53%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.13)%	(0.13)%	(0.13)%		(0.13)%		(0.13)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.40%	2.15%	1.15%		1.04%		1.40%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Estimated for current fiscal year, as annualized.

(c)
The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares, 1.04% for Class R6 Shares and 1.40% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$709	$1,019	$1,350	$2,283
Class C	Sold	$318	$700	$1,208	$2,605
	Held	$218	$700	$1,208	$2,605
Class I	Sold or Held	$117	$393	$690	$1,534
Class R6	Sold or Held	$106	$359	$631	$1,409
Class T	Sold or Held	$389	$709	$1,051	$2,017

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund provides global exposure to the real estate securities market, focusing exclusively on companies with a rental business profile. Rental companies derive 70% or more of total revenue from rental income and are most similar in business profile to U.S. real estate investment trusts (“REITs”).
Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as REITs and similar REIT-like entities. The fund, under normal market conditions, will hold at least 40% of its assets in non-U.S. issuers, unless market conditions outside of the U.S. are deemed less favorable by the portfolio manager, in which case the fund would invest at least 30% of its assets in securities of non-U.S. issuers. Additionally, the fund normally invests in real estate-related securities of issuers in developed countries; however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity Real Estate Investment Trust (REIT) Securities Risk.  The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

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Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

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Industry/Sector Concentration Risk.  The risk that events negatively affecting real estate securities will cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in real estate related securities, the fund is more vulnerable to conditions that negatively affect real estate related securities as compared to a fund that does not concentrate holdings in such securities.

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Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.
The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.
Best Quarter:	Q3/2010:	17.81%	Worst Quarter:	Q3/2011:	-16.90%	Year to Date (3/31/17):	1.37%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Year	Since Inception (3/2/09)	Class R6 Since Inception (11/3/16)
Class I
Return Before Taxes	4.21%	10.35%	19.15%	—
Return After Taxes on Distributions	3.20%	9.29%	17.39%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.51%	7.81%	15.35%	—
Class A
Return Before Taxes	-2.06%	8.77%	17.94%	—
Class C
Return Before Taxes	3.18%	9.25%	17.96%	—
Class R6
Return Before Taxes	—	—	—	3.59%
FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction for fees, expenses or taxes)	4.74%	9.83%	18.86%	3.73%
The FTSE EPRA/NAREIT Developed Rental Index is a free-float market capitalization index measuring global real estate securities, which meet minimum size, liquidity and investment focus criteria. The index is a sub-set of the FTSE EPRA/NAREIT Investment Focus Index Series, which separates the existing constituents into both Rental and Non-Rental Indices. A company is classified as Rental if the rental revenue from properties is greater than or equal to 70% of total revenue. The classification is based on revenue sources as disclosed in the latest published financial statement. The FTSE EPRA/NAREIT Index (net) is calculated on a total-return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).
The fund’s subadviser is Duff  & Phelps Investment Management Co. (“Duff  & Phelps”), an affiliate of VIA.
Portfolio Management
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Geoffrey P. Dybas, CFA,  Senior Managing Director, Global Real Estate Securities team head and Senior Portfolio Manager at Duff  & Phelps, is a manager of the fund. Mr. Dybas has served as a Portfolio Manager of the fund since inception in March 2009.

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Frank J. Haggerty, Jr., CFA,  Senior Managing Director, Portfolio Manager and Senior Real Estate Securities Analyst at Duff  & Phelps, is a manager of the fund. Mr. Haggerty has served as a Portfolio Manager of the fund since inception in March 2009.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A, Class C and Class T Shares:
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$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A, Class C and Class T Shares:
3

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074
8408	5-17
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$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. Class R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.